Group information (Tables)	12 Months Ended
Dec. 31, 2019
Group information [abstract]
Summary of Information about Subsidiaries
The consolidated financial statements of the Group mainly include:

			Direct and indirect % equity interest
Name	Principal activities	Country	As at December 31, 2019	As at December 31, 2018	As at December 31, 2017
World Endurance Holdings, Inc. (“WEH”)	Sports & Events Services	United States	100.00	100.00	100.00
World Triathlon Corporation	Sports & Events Services	United States	100.00	100.00	100.00
Ironman Holdings I LLC	Sports & Events Services	United States	100.00	100.00	100.00
World Endurance Africa Holdings (Pty) Ltd.	Sports & Events Services	South Africa	100.00	100.00	100.00
IRONMAN 70.3 Durban (Pty) Ltd.	Sports & Events Services	South Africa	100.00	100.00	100.00
World Endurance South Africa (Pty) Ltd.	Sports & Events Services	South Africa	100.00	100.00	100.00
IRONMAN 70.3 South Africa (Pty) Ltd.	Sports & Events Services	South Africa	100.00	100.00	100.00
IRONMAN South Africa (Pty) Ltd.	Sports & Events Services	South Africa	100.00	100.00	100.00
IRONMAN 70.3 Cape Town (Pty) Ltd.	Sports & Events Services	South Africa	100.00	100.00	100.00
IRONMAN Epic Holdings (Pty) Ltd.	Sports & Events Services	South Africa	100.00	100.00	100.00
Grandstand Management (Pty) Ltd. 1	Sports & Events Services	South Africa	100.00	100.00	100.00
Cape Epic (Pty) Ltd. 1	Sports & Events Services	South Africa	100.00	100.00	100.00
Wanda Sports Holdings (USA) Inc.	Sports & Events Services	United States	100.00	100.00	100.00
World Endurance Holdings Pty Ltd.	Sports & Events Services	Australia	100.00	100.00	100.00
World Endurance Asia Pacific Pty Ltd.	Sports & Events Services	Australia	100.00	100.00	100.00
IRONMAN New Zealand Limited	Sports & Events Services	New Zealand	100.00	100.00	100.00
IRONMAN Endurance Asia Pte. Ltd.	Sports & Events Services	Singapore	100.00	100.00	100.00
IRONMAN (Asia) Pte. Ltd.	Sports & Events Services	Singapore	100.00	100.00	100.00
IRONMAN Asia (Thailand) Co. Ltd. 2	Sports & Events Services	Thailand	—	49.00	49.00
Ironman Maryland Events, LLC 3	Sports & Events Services	United States	—	—	100.00
IMU Holdings, LLC	Sports & Events Services	United States	100.00	100.00	100.00
Chesapeake Bay Bridge Run, LLC	Sports & Events Services	United States	100.00	100.00	100.00
The IRONMAN Foundation, Inc.	Sports & Events Services	United States	100.00	100.00	100.00
Competitor Group Holdings, Inc. 4	Sports & Events Services	United States	100.00	100.00	100.00
Competitor Group, Inc. 4	Sports & Events Services	United States	100.00	100.00	100.00
Competitor Publishing, Inc. 4	Sports & Events Services	United States	—	—	100.00
Inside Communications Inc. 4	Sports & Events Services	United States	—	—	100.00
Muddy Buddy Events, LLC 4	Sports & Events Services	United States	—	—	100.00
Triathlon Group North America, Inc. 4	Sports & Events Services	United States	—	—	100.00
Competitor Group Europe, S.A.R.L. 4	Sports & Events Services	Luxembourg	100.00	100.00	100.00
CG Portugal LDA 4	Sports & Events Services	Portugal	100.00	100.00	100.00
Competitor Spain S.L. 4	Sports & Events Services	Spain	100.00	100.00	100.00
Competitor Sports Ireland Limited 4	Sports & Events Services	Ireland	100.00	100.00	100.00
Competitor UK Limited 4	Sports & Events Services	United Kingdom	100.00	100.00	100.00
Competitor Group Events, Inc. 4	Sports & Events Services	United States	100.00	100.00	100.00
Competitor Canada Inc. 4	Sports & Events Services	Canada	100.00	100.00	100.00
US Raceworks LLC 4	Sports & Events Services	United States	—	—	100.00
Competitor Media UK Limited 4	Sports & Events Services	United Kingdom	—	—	100.00
World Endurance Cooperatief U.A.	Sports & Events Services	Netherlands	100.00	100.00	100.00
World Endurance B.V.	Sports & Events Services	Netherlands	100.00	100.00	100.00
World Endurance Malaysia Sdn. Bhd.	Sports & Events Services	Malaysia	100.00	100.00	100.00
IRONMAN Luxembourg S.A.R.L.	Sports & Events Services	Luxembourg	100.00	100.00	100.00
IRONMAN Canada Inc.	Sports & Events Services	Canada	100.00	100.00	100.00
World Endurance Australia Pty Ltd	Sports & Events Services	Australia	100.00	100.00	100.00
USM Events Pty Ltd.	Sports & Events Services	Australia	100.00	100.00	100.00
IRONMAN Sweden AB	Sports & Events Services	Sweden	100.00	100.00	100.00
World Triathlon Stockholm AB	Sports & Events Services	Sweden	55.00	55.00	55.00
IRONMAN Switzerland AG	Sports & Events Services	Switzerland	100.00	100.00	100.00
Swiss Epic AG	Sports & Events Services	Switzerland	100.00	100.00	100.00
IRONMAN Germany GmbH	Sports & Events Services	Germany	100.00	100.00	100.00
IRONMAN Denmark ApS	Sports & Events Services	Denmark	100.00	100.00	100.00
IRONMAN Ltd.	Sports & Events Services	United Kingdom	100.00	100.00	100.00
IRONMAN Ltd- Ironman Ireland	Sports & Events Services	Ireland	100.00	100.00	100.00
IRONMAN Unlimited Events UK Limited	Sports & Events Services	United Kingdom	100.00	100.00	100.00
IRONMAN Spain S.L	Sports & Events Services	Spain	100.00	100.00	100.00
IRONMAN Italy S.R.L	Sports & Events Services	Italy	100.00	100.00	100.00
IRONMAN Austria GmbH	Sports & Events Services	Austria	100.00	100.00	100.00
IRONMAN France S.A.R.L	Sports & Events Services	France	100.00	100.00	100.00
Infront France Travel S.A.S. 22	Sports & Events Services	France	100.00	100.00	100.00
Infront Sports & Media UK Ltd.	Sports & Events Services	United Kingdom	100.00	100.00	100.00
Infront X Holdings Inc., US 5	Sports & Events Services	United States	100.00	100.00	100.00
Infront X LLC 5	Sports & Events Services	United States	100.00	71.90	51.00
Omnigon Canada Inc. 5	Sports & Events Services	Canada	100.00	71.90	51.00
Omnigon Ltd. 5	Sports & Events Services	United Kingdom	—	71.90	51.00
Omnigon Russia ooo 5	Sports & Events Services	Russia	100.00	71.90	51.00
Infront Holding AG 6	Sports & Events Services	Switzerland	100.00	94.30	96.33
Infront Sports & Media AG (“ISMAG”)	Sports & Events Services	Switzerland	100.00	100.00	100.00
Infront X AG 23	Sports & Events Services	Switzerland	100.00	100.00	100.00
Infront Italy Holding Srl.	Sports & Events Services	Italy	100.00	100.00	100.00
Infront Italy Srl.	Sports & Events Services	Italy	100.00	100.00	100.00
Infront Centro Produzione Srl.	Sports & Events Services	Italy	100.00	100.00	100.00
Infront Sports & Media (China) Co. Ltd.	Sports & Events Services	China	100.00	100.00	100.00
Infront Sports & Media (Beijing) Co. Ltd.	Sports & Events Services	China	100.00	100.00	100.00
Infront Pan-Asia Holding Pte. Ltd.	Sports & Events Services	Singapore	100.00	100.00	100.00
Infront Football Media Pte. Ltd.	Sports & Events Services	Singapore	100.00	100.00	100.00
Host Broadcast Services (HBS) AG	Sports & Events Services	Switzerland	100.00	100.00	100.00
HBS France S.A.S.	Sports & Events Services	France	100.00	100.00	100.00
HBS France Production S.A.S.	Sports & Events Services	France	100.00	100.00	100.00
Infront France S.A.S.	Sports & Events Services	France	100.00	100.00	100.00
Infront Austria GmbH	Sports & Events Services	Austria	100.00	100.00	100.00
Infront Germany GmbH	Sports & Events Services	Germany	100.00	100.00	100.00
Infront B2RUN GmbH	Sports & Events Services	Germany	100.00	100.00	100.00
Infront Netherlands BV 7	Sports & Events Services	Netherlands	—	100.00	100.00
Infront Sportif Pazarlama J.S.L	Sports & Events Services	Turkey	100.00	100.00	100.00
IRONMAN Unlimited Oceania Limited 8	Sports & Events Services	New Zealand	—	—	—
Sella Communications S. à.r.l. 8	Sports & Events Services	France	—	—	—
Cap 111 S.à.r.l. 8	Sports & Events Services	France	—	—	—
Lagardère Unlimited Events AG 9	Sports & Events Services	Germany	—	100.00	100.00
Infront Pan-Asia Pte. Ltd.	Sports & Events Services	Singapore	100.00	100.00	100.00
Xletix GmbH, Germany 10	Sports & Events Services	Germany	100.00	100.00	—
Goalscout Srl 11	Sports & Events Services	Italy	—	—	—
Titan Active Limited 12	Sports & Events Services	Ireland	100.00	100.00	—
AROC Sport Pty Ltd. 13	Sports & Events Services	Australia	100.00	100.00	—
Youthstream Media SA 14	Sports & Events Services	Switzerland	100.00	—	—
Youthstream Group SAM 14	Sports & Events Services	Monaco	100.00	—	—
Youthstream Organisation 14	Sports & Events Services	Monaco	100.00	—	—
Youthstream Logistic SRO 14	Sports & Events Services	Slovakia	100.00	—	—
Business Run Eventorganisation GmbH 15	Sports & Events Services	Austria	100.00	—	—
HBS Germany GmbH 16	Sports & Events Services	Germany	100.00	—	—
hundert24 GmbH 17	Sports & Events Services	Germany	100.00	—	—
Threshold Sports Limited 18	Sports & Events Services	United Kingdom	100.00	—	—
Level99 Ltd 19	Sports & Events Services	United Kingdom	55.87	—	—
Level99 doo 20	Sports & Events Services	Serbia	100.00	—	—
Sunrise Events, Inc. 21	Sports & Events Services	Philippines	100.00	—	—

1.	Entities added as a result of the acquisition of Cape Epic in 2017.
2.	IRONMAN Asia (Thailand) Co. Ltd. was dissolved on July 19, 2019.
3.	Ironman Maryland Events, LLC was merged with and into World Triathlon Corporation on December 28, 2018.
4.
Entities added as a result of the acquisition of CGI in 2017. Competitor Publishing, Inc., Inside Communications Inc., Muddy Buddy Events, LLC, Triathlon Group North America, Inc. and US Raceworks LLC were merged with and into Competitor Group, Inc. on December 27, 2018. Competitor Media UK Limited was dissolved on January 23, 2018.

5.
The Group purchased the remaining 28.1% shares in Omnigon Group in April 2019. Omnigon Ltd. was liquidated in June 2019. Omnigon Holding Inc. was renamed to Infront X holdings Inc., US, Omnigon Communications LLC was renamed to Infront X LLC in 2019.

6.	As at December 31, 2019, the Group acquired the 5.7% of IHAG shares and increased its shareholding in IHAG from 94.3% to 100%.
7.	Infront Netherlands BV was merged into Infront Germany GmbH in 2019.
8.
IRONMAN Unlimited Oceania Limited was merged into IRONMAN New Zealand Limited on March 1, 2017. Sella Communications S.à.r.l. was merged into Infront France S.A.S. on January 1, 2017 and Cap 111 S.à.r.l. was merged into Infront France S.A.S. on July 1, 2017.

9.	Lagardère Unlimited Events AG was dissolved on July 9, 2019.
10.	Entity added as a result of the acquisition of Xletix GmbH, Germany in 2018.
11.	Entity added as a result of the acquisition of Goalscout Srl in 2018. Goalscout Srl was merged into Infront Italy Srl on January 18, 2018.
12.	Entity added as a result of the acquisition of Titan Active Limited in 2018.
13.	Entity added as a result of the acquisition of AROC Sport Pty Ltd. in 2018.
14.	Entities added as a result of the acquisitions of Youthstream Media SA,Youthstream Group SAM, Youthstream Organisation, Youthstream Logistic SRO on February 28, 2019. See Note 7.
15.	Entity added as a result of the acquisition of Business Run Eventorganisation GmbH on April 24, 2019. See Note 7.
16.	Entity added as a result of the incorporation of HBS Germany GmbH on August 1, 2019.
17.	Entity added as a result of the acquisition of hundert24 GmbH on April 30, 2019. See Note 7.
18.	Entity added as a result of the acquisition of Threshold Sports Limited on April 1, 2019. See Note 7.
19.	Entity added as a result of the acquisition of Level99 Ltd on August 31, 2019. See Note 7.
20.	Entity added as a result of the incorporation of Level99 doo on November 1, 2019.
21.	Entity added as a result of the acquisition of Sunrise Events, Inc. on March 22, 2019. See Note 7.
22.	Infront France Travel S.à.r.l. was renamed to Infront France Travel S.A.S. on July 30, 2017.
23.	Digital Media Content Sales AG was renamed to Infront X AG on December 27, 2018.
VIEs and subsidiaries of VIEs of the Group include
:

Summary of VIEs and Subsidiaries of VIEs

Direct and indirect % equity interest
Name	Principal activities	Country	As at December 31, 2019	As at December 31, 2018
Wanda Sports Co., Ltd. 1	Sports & Events Services	China	—	—

1
Controlled through VIE in 2019. Guangzhou Wanda Sports Development Co., Ltd., Chengdu WNCH Sports Industry Co., Ltd. (“the Double Heritage”), Gansu Dunhuang Silk Road Marathon Event Management Co., Ltd. and Beijing Evertop Sports Culture Media Co., Ltd. (“Yongda”), Wanda Sports (Shanghai) Co., Ltd., Chengdu Wanda Sports Development Co., Ltd., Guangxi Wanda Sports Development Co., Ltd., and Yibin Shunan Culture and Tourism Double Heritage Sports Industry Development Co., Ltd. are the subsidiaries of this company.

Summary of Equity Interests in Associates
The following table provides detailed information about equity interests in associates.

Name	December 31, 2019	December 31, 2018	December 31, 2017
FIS Marketing AG, Switzerland	24.5%	24.5%	24.5%
Beijing Iron Man Sports Entertainment Co., Ltd. 1	7.5%	7.5%	—
Cycling Unlimited AG	25.0%	—	—
Verein Tour de Suisse 2	n/a	—	—
Upsolut Sports (HYROX)	20.0%	—	—

1
Under the equity agreement, the Group had a seat on the board of directors (the board of directors has a total of 5 seats), the power of veto and a right of pre-emption.
Therefore, the Group exhibits significant influence over Beijing Iron Man Sports Entertainment Co., Ltd. (“Iron Man”) and treated it as an associate company.

2
Verein Tour de Suisse is an association without capital. Under the equity agreement, the Group has 25% voting right of Verein Tour de Suisse. Therefore, the Group exhibits significant influence over Verein Tour de Suisse and shall treat it as an associate company.

Summary of Equity Interests in Joint Ventures
The following table provides detailed information about equity interests in joint ventures.

Name	December 31, 2019	December 31, 2018	December 31, 2017
International Games Broadcast Services (IGBS) AG, Switzerland	50%	50%	50%
Infront Ringier Sports & Entertainment AG, Switzerland 1	—	50%	50%
DEB Eishockey Sport GmbH 2	—	—	50%
Business Run Freiburg GbR 3	—	50%	50%
OC 2018 IIHF WM APS 4	—	50%	50%
Lagardère Unlimited Events South Africa Proprietary Limited 5	—	50%	50%
Organizing Committee IIHF 2020 World Championship	50%	50%	50%

1	Infront Ringier Sports & Entertainment AG, Switzerland was disposed in 2019.
2	DEB Eishockey Sport GmbH was disposed on December 31, 2018.
3	Business Run Freiburg GbR was disposed in 2019.
4	OC 2018 IIHF WM APS was disposed in 2019.
5	Lagardère Unlimited Events South Africa Proprietary Limited was disposed on July 9, 2019.